Long-term debt - Principal Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 29, 2025	Dec. 31, 2024	Apr. 27, 2022
Debt Instrument [Line Items]
Principal outstanding	$ 1,148,859
2032 Notes
Debt Instrument [Line Items]
Annual interest rate	6.375%	6.375%
Principal outstanding	$ 600,000		$ 0
2029 Notes
Debt Instrument [Line Items]
Annual interest rate	6.125%			6.125%
Principal outstanding	$ 350,000		334,200
2027 Notes
Debt Instrument [Line Items]
Annual interest rate	5.875%
Principal outstanding	$ 0		$ 379,265